UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mather Group Inc.
Address: Oakbrook Terrace Tower, One Tower Lane
         Suite 1820
         Oakbrook Terrace, IL  60181

13F File Number:  028-14531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stewart Mather
Title:     President & Chief Compliance Officer
Phone:     (630) 537-1078

Signature, Place, and Date of Signing:

 /s/ Stewart Mather     Oakbrook Terrace, IL     January 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $202,257 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162Q866     7717   483798 SH       SOLE                   483798        0        0
AMGEN INC                      COM              031162100      210     2433 SH       SOLE                     2433        0        0
COMCAST CORP NEW               CL A             20030N101      304     8142 SH       SOLE                     8142        0        0
EXXON MOBIL CORP               COM              30231G102      280     3239 SH       SOLE                     3239        0        0
HOME DEPOT INC                 COM              437076102      307     4970 SH       SOLE                     4970        0        0
ISHARES INC                    EM MKT MIN VOL   464286533     7840   129455 SH       SOLE                   129455        0        0
ISHARES TR                     DJ SEL DIV INX   464287168    11163   195015 SH       SOLE                   195015        0        0
ISHARES TR                     CORE TOTUSBD ETF 464287226     1960    17606 SH       SOLE                    17606        0        0
ISHARES TR                     IBOXX INV CPBD   464287242    15683   129239 SH       SOLE                   129239        0        0
ISHARES TR                     S&P GBL HLTHCR   464287325     3809    59058 SH       SOLE                    59058        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      994    11777 SH       SOLE                    11777        0        0
ISHARES TR                     CORE S&P MCP ETF 464287507     3691    36293 SH       SOLE                    36293        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     4053    55663 SH       SOLE                    55663        0        0
ISHARES TR                     RUSSELL1000GRW   464287614    18028   275275 SH       SOLE                   275275        0        0
ISHARES TR                     RUSSELL 2000     464287655     3389    40195 SH       SOLE                    40195        0        0
ISHARES TR                     AGENCY BD FD     464288166     4191    36955 SH       SOLE                    36955        0        0
ISHARES TR                     MSCI ACWI EX     464288240      570    13599 SH       SOLE                    13599        0        0
ISHARES TR                     DJ INTL SEL DIVD 464288448      818    24288 SH       SOLE                    24288        0        0
ISHARES TR                     HIGH YLD CORP    464288513    11281   120192 SH       SOLE                   120192        0        0
ISHARES TR                     BARCLYS MBS BD   464288588    21174   196076 SH       SOLE                   196076        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    35241   333664 SH       SOLE                   333664        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663     7757   132018 SH       SOLE                   132018        0        0
POWERSHARES ETF TR II          S&P SMCP IT PO   73937B860      610    19885 SH       SOLE                    19885        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    11776   180808 SH       SOLE                   180808        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     3928    24247 SH       SOLE                    24247        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108      336    10067 SH       SOLE                    10067        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     6572    99872 SH       SOLE                    99872        0        0
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     2585    52357 SH       SOLE                    52357        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717X867    11131   208209 SH       SOLE                   208209        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     4859    84966 SH       SOLE                    84966        0        0